UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer                John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Secretary
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
        Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.



PHOENIX EQUITY TRUST
GLOSSARY
MARCH 31, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR (NON-VOTING DEPOSITARY RECEIPT)
Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Mid-Cap Value Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--86.3%

AEROSPACE & DEFENSE--3.5%
Raytheon Co.                                          199,200   $   9,131,328

APPAREL RETAIL--8.7%
Foot Locker, Inc.                                     515,600      12,312,528
Limited Brands, Inc.                                  429,400      10,503,124
                                                                -------------
                                                                   22,815,652
                                                                -------------

AUTO PARTS & EQUIPMENT--2.2%
Lear Corp.                                            328,400       5,822,532

BUILDING PRODUCTS--0.7%
American Standard Cos., Inc.                           42,450       1,819,407

DEPARTMENT STORES--4.2%
Penney (J.C.) Co., Inc.                               183,000      11,055,030

DIVERSIFIED CHEMICALS--4.1%
Hercules, Inc.(b)                                     784,400      10,824,720

ELECTRIC UTILITIES--3.7%
Cinergy Corp.                                         108,900       4,945,149
Reliant Energy, Inc.(b)                               442,400       4,680,592
                                                                -------------
                                                                    9,625,741
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
Thomas & Betts Corp.(b)                               122,000       6,268,360

ENVIRONMENTAL & FACILITIES SERVICES--8.0%
Allied Waste Industries, Inc.(b)                      974,800      11,931,552
Waste Management, Inc.                                260,800       9,206,240
                                                                -------------
                                                                   21,137,792
                                                                -------------

FOOD RETAIL--3.5%
Safeway, Inc.                                          54,950       1,380,344
SUPERVALU, Inc.                                       254,200       7,834,444
                                                                -------------
                                                                    9,214,788
                                                                -------------

GAS UTILITIES--3.6%
ONEOK, Inc.                                           295,900       9,542,775

GENERAL MERCHANDISE STORES--2.9%
Big Lots, Inc.(b)                                     552,100       7,707,316

HOUSEWARES & SPECIALTIES--2.9%
Fortune Brands, Inc.                                   96,200       7,756,606


                                                     SHARES         VALUE
                                                  ------------  -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.2%
Dynegy, Inc. Class A(b)                             1,293,700   $   6,209,760
NRG Energy, Inc.(b)                                   107,900       4,879,238
                                                                -------------
                                                                   11,088,998
                                                                -------------

LEISURE PRODUCTS--2.0%
Brunswick Corp.                                       135,700       5,273,302

METAL & GLASS CONTAINERS--6.3%
Crown Holdings, Inc.(b)                               512,500       9,091,750
Pactiv Corp.(b)                                       303,800       7,455,252
                                                                -------------
                                                                   16,547,002
                                                                -------------

MULTI-UTILITIES--4.9%
Duke Energy Corp.                                     447,500      13,044,625

OFFICE SERVICES & SUPPLIES--2.0%
ACCO Brands Corp.(b)                                  237,232       5,266,550

OIL & GAS EQUIPMENT & SERVICES--1.0%
FMC Technologies, Inc.(b)                              50,500       2,586,610

PACKAGED FOODS & MEATS--6.9%
Del Monte Foods Co.                                   826,500       9,802,290
Sara Lee Corp.                                        470,400       8,410,752
                                                                -------------
                                                                   18,213,042
                                                                -------------

PAPER PACKAGING--3.2%
Packaging Corporation of America                      378,500       8,493,540

PROPERTY & CASUALTY INSURANCE--0.8%
Alleghany Corp.(b)                                      7,135       2,065,554

TRUCKING--4.6%
Laidlaw International, Inc.                           441,900      12,019,680
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $207,135,914)                                    227,320,950
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.3%

COMMODITY CHEMICALS--2.2%
NOVA Chemicals Corp. (United States)                  199,000       5,671,500

FOOD RETAIL--4.4%
Koninklijke Ahold NV Sponsored ADR
   (Netherlands)(b)                                 1,479,800      11,542,440

HEAVY ELECTRICAL EQUIPMENT--2.7%
ABB Ltd. Sponsored ADR (Switzerland)(b)               572,500       7,184,875

Phoenix Mid-Cap Value Fund

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $22,671,074)                                      24,398,815
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.6%
(IDENTIFIED COST $229,806,988)                                    251,719,765
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

SHORT-TERM INVESTMENTS--5.3%

COMMERCIAL PAPER(d)--5.3%
Cargill, Inc. 4.75%, 4/3/06                        $    2,000   $   1,999,472
Goldman Sachs Group, Inc. (The) 4.78%, 4/3/06           1,345       1,344,643
Goldman Sachs Group, Inc. (The) 4.85%, 4/4/06           2,485       2,483,995
Preferred Receivables Funding Corp. 4.66%,
  4/13/06                                               2,050       2,046,816
UBS Finance Delaware LLC 4.475%, 4/17/06                  600         598,763
Clipper Receivables Co. LLC 4.75%, 4/26/06              1,453       1,448,207
Govco, Inc. 4.76%, 4/28/06                              2,135       2,127,378
Danske Corp. 4.80%, 5/15/06                             2,000       1,988,267
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,037,585)                                      14,037,541
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $243,844,573)                                    265,757,306(a)

Other assets and liabilities, net--(0.9)%                          (2,451,612)
                                                                -------------
NET ASSETS--100.0%                                              $ 263,305,694
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,025,540 and gross depreciation of $9,233,630 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $243,965,396.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Pathfinder Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                   -----------   ------------

DOMESTIC COMMON STOCKS--98.5%

AEROSPACE & DEFENSE--2.9%
Northrop Grumman Corp.                                  1,300    $     88,777

APPAREL RETAIL--1.3%
Abercrombie & Fitch Co.  Class A                          700          40,810

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Franklin Resources, Inc.                                  200          18,848

BIOTECHNOLOGY--0.2%
Gilead Sciences, Inc.(b)                                  100           6,222

COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc.(b)                                  1,900          41,173

COMPUTER & ELECTRONICS RETAIL--2.6%
GameStop Corp. Class A(b)                               1,700          80,138

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.9%
PACCAR, Inc.                                              400          28,192

DEPARTMENT STORES--1.3%
Dillard's, Inc. Class A                                 1,600          41,664

DISTRIBUTORS--1.1%
Building Materials Holding Corp.                        1,000          35,640

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.                                         200          12,774

DIVERSIFIED CHEMICALS--0.5%
Ashland, Inc.                                             200          14,216

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
PHH Corp.(b)                                              100           2,670

DIVERSIFIED METALS & MINING--2.8%
Phelps Dodge Corp.                                      1,080          86,972

ELECTRIC UTILITIES--1.2%
Edison International                                      100           4,118
FirstEnergy Corp.                                         700          34,230
                                                                 ------------
                                                                       38,348
                                                                 ------------

FOREST PRODUCTS--0.3%
Louisiana-Pacific Corp.                                   400          10,880

HEALTH CARE DISTRIBUTORS--2.3%
AmerisourceBergen Corp.                                 1,500          72,405


                                                      SHARES         VALUE
                                                   -----------   ------------

HOME IMPROVEMENT RETAIL--1.8%
Home Depot, Inc. (The)                                  1,000    $     42,300
Sherwin-Williams Co. (The)                                300          14,832
                                                                 ------------
                                                                       57,132
                                                                 ------------

HOMEBUILDING--0.6%
William Lyon Homes, Inc.(b)                               200          19,136

HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                                100           8,689

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.3%
TXU Corp.                                                 918          41,090

INSURANCE BROKERS--1.3%
AON Corp.                                               1,000          41,510

INTEGRATED OIL & GAS--15.8%
Amerada Hess Corp.                                        200          28,480
Chevron Corp.                                             470          27,246
ConocoPhillips                                          1,400          88,410
Exxon Mobil Corp.                                       4,460         271,435
Marathon Oil Corp.                                        500          38,085
Occidental Petroleum Corp.                                400          37,060
                                                                 ------------
                                                                      490,716
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--5.4%
AT&T, Inc.                                              4,000         108,160
BellSouth Corp.                                           100           3,465
CenturyTel, Inc.                                        1,300          50,856
Talk America Holdings, Inc.(b)                            600           5,118
                                                                 ------------
                                                                      167,599
                                                                 ------------

INTERNET RETAIL--0.1%
Netflix, Inc.(b)                                          100           2,899

INVESTMENT BANKING & BROKERAGE--9.9%
Bear Stearns Cos., Inc. (The)                             800         110,960
Lehman Brothers Holdings, Inc.                            800         115,624
Morgan Stanley                                          1,300          81,666
                                                                 ------------
                                                                      308,250
                                                                 ------------

LIFE & HEALTH INSURANCE--3.5%
Lincoln National Corp.                                    200          10,918
MetLife, Inc.                                           1,572          76,038
Prudential Financial, Inc.                                200          15,162

Phoenix Pathfinder Fund

                                                      SHARES         VALUE
                                                   -----------   ------------

LIFE & HEALTH INSURANCE--(CONTINUED)
Torchmark Corp.                                           125    $      7,137
                                                                 ------------
                                                                      109,255
                                                                 ------------

MULTI-LINE INSURANCE--4.0%
American International Group, Inc.                        500          33,045
Assurant, Inc.                                            300          14,775
Hartford Financial Services Group, Inc. (The)             954          76,845
                                                                 ------------
                                                                      124,665
                                                                 ------------

OIL & GAS REFINING, & MARKETING--1.2%
Valero Energy Corp.                                       600          35,868

OIL & GAS STORAGE & TRANSPORTATION--1.1%
Teekay Shipping Corp.                                     900          33,363

OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
Bank of America Corp.                                   2,657         121,000

PACKAGED FOODS & MEATS--0.1%
Gold Kist, Inc.                                           163           2,060

PHARMACEUTICALS--1.2%
Alpharma, Inc. Class A                                    800          21,456
King Pharmaceuticals, Inc.(b)                             900          15,525
                                                                 ------------
                                                                       36,981
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--6.9%
Chubb Corp. (The)                                         700          66,808
CNA Financial Corp.(b)                                  2,900          92,336
Progressive Corp. (The)                                    17           1,772
St. Paul Travelers Cos., Inc. (The)                     1,300          54,327
                                                                 ------------
                                                                      215,243
                                                                 ------------

RAILROADS--2.7%
CSX Corp.                                               1,400          83,720

REGIONAL BANKS--5.7%
KeyCorp                                                   597          21,970
PNC Financial Services Group, Inc. (The)                1,200          80,772
Zions Bancorp                                             900          74,457
                                                                 ------------
                                                                      177,199
                                                                 ------------

RESTAURANTS--1.6%
Darden Restaurants, Inc.                                1,200          49,236

SEMICONDUCTORS--2.1%
Texas Instruments, Inc.                                 2,000          64,940


                                                      SHARES         VALUE
                                                   -----------   ------------

SPECIALIZED CONSUMER SERVICES--1.0%
Jackson Hewitt Tax Service Inc.                         1,000    $     31,580

STEEL--5.2%
Nucor Corp.                                             1,182         123,862
Reliance Steel & Aluminum Co.                             200          18,784
United States Steel Corp.                                 300          18,204
                                                                 ------------
                                                                      160,850
                                                                 ------------

TOBACCO--2.0%
Reynolds American, Inc.                                   600          63,300
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,817,697)                                        3,066,010
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $2,817,697)                                        3,066,010(a)

Other assets and liabilities, net--1.5%                                46,780
                                                                 ------------
NET ASSETS--100.0%                                               $  3,112,790
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $280,080 and gross depreciation of $31,767 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,817,697.

(b)   Non-income producing.

Phoenix Relative Value Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                   -----------   ------------

DOMESTIC COMMON STOCKS--91.4%

AEROSPACE & DEFENSE--2.0%
United Technologies Corp.                                 840    $     48,695

AIR FREIGHT & LOGISTICS--2.1%
FedEx Corp.                                               450          50,823

ASSET MANAGEMENT & CUSTODY BANKS--3.8%
Mellon Financial Corp.                                  1,320          46,992
Northern Trust Corp.                                      850          44,625
                                                                 ------------
                                                                       91,617
                                                                 ------------

COMMUNICATIONS EQUIPMENT--1.8%
Motorola, Inc.                                          1,920          43,987

COMPUTER HARDWARE--3.9%
Hewlett-Packard Co.                                     1,570          51,653
International Business Machines Corp.                     530          43,709
                                                                 ------------
                                                                       95,362
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Computer Sciences Corp.(b)                                870          48,328

DIVERSIFIED BANKS--1.7%
Comerica, Inc.                                            700          40,579

ELECTRIC UTILITIES--1.7%
Exelon Corp.                                              790          41,791

ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
Cooper Industries Ltd. Class A                            660          57,354

FOOTWEAR--2.0%
NIKE, Inc. Class B                                        560          47,656

HEALTH CARE EQUIPMENT--4.3%
Becton, Dickinson & Co.                                   800          49,264
Thermo Electron Corp.(b)                                1,485          55,079
                                                                 ------------
                                                                      104,343
                                                                 ------------

HEALTH CARE SUPPLIES--1.4%
Bausch & Lomb, Inc.                                       540          34,398

HOMEBUILDING--1.7%
Lennar Corp. Class A                                      690          41,662

HOUSEHOLD APPLIANCES--2.0%
Black & Decker Corp. (The)                                550          47,789


                                                      SHARES         VALUE
                                                   -----------   ------------

HOUSEHOLD PRODUCTS--3.7%
Clorox Co. (The)                                          750    $     44,888
Procter & Gamble Co. (The)                                760          43,791
                                                                 ------------
                                                                       88,679
                                                                 ------------

INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                                    580          43,900

INDUSTRIAL GASES--2.0%
Praxair, Inc.                                             890          49,083

INDUSTRIAL MACHINERY--2.2%
Eaton Corp.                                               740          53,998

INSURANCE BROKERS--2.3%
AON Corp.                                               1,330          55,208

INTEGRATED OIL & GAS--7.0%
Chevron Corp.                                             690          39,999
ConocoPhillips                                            650          41,048
Exxon Mobil Corp.                                         700          42,602
Occidental Petroleum Corp.                                510          47,251
                                                                 ------------
                                                                      170,900
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--6.6%
Goldman Sachs Group, Inc. (The)                           330          51,797
Lehman Brothers Holdings, Inc.                            390          56,367
Merrill Lynch & Co., Inc.                                 670          52,769
                                                                 ------------
                                                                      160,933
                                                                 ------------

LIFE & HEALTH INSURANCE--3.6%
Lincoln National Corp.                                    840          45,855
MetLife, Inc.                                             870          42,082
                                                                 ------------
                                                                       87,937
                                                                 ------------

MANAGED HEALTH CARE--3.9%
Aetna, Inc.                                             1,040          51,105
UnitedHealth Group, Inc.                                  800          44,688
                                                                 ------------
                                                                       95,793
                                                                 ------------

MOTORCYCLE MANUFACTURERS--1.8%
Harley-Davidson, Inc.                                     850          44,098

OIL & GAS EQUIPMENT & SERVICES--1.8%
Tidewater, Inc.                                           790          43,632

OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
Bank of America Corp.                                     990          45,085

Phoenix Relative Value Fund

                                                      SHARES         VALUE
                                                   -----------   ------------

PACKAGED FOODS & MEATS--1.7%
Kellogg Co.                                               940    $     41,398

PHARMACEUTICALS--3.4%
Johnson & Johnson                                         660          39,085
Wyeth                                                     920          44,639
                                                                 ------------
                                                                       83,724
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--1.7%
Allstate Corp. (The)                                      770          40,125

SEMICONDUCTORS--5.2%
Intel Corp.                                             1,780          34,443
National Semiconductor Corp.                            1,650          45,936
Texas Instruments, Inc.                                 1,440          46,757
                                                                 ------------
                                                                      127,136
                                                                 ------------

SPECIALTY STORES--2.4%
Office Depot, Inc.(b)                                   1,590          59,212

SYSTEMS SOFTWARE--1.8%
Microsoft Corp.                                         1,600          43,536

WIRELESS TELECOMMUNICATION SERVICES--3.8%
ALLTEL Corp.                                              690          44,678
Sprint Nextel Corp.                                     1,872          48,372
                                                                 ------------
                                                                       93,050
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,095,212)                                        2,221,811
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.1%

APPLICATION SOFTWARE--2.3%
Amdocs Ltd. (United States)(b)                          1,550          55,893

PROPERTY & CASUALTY INSURANCE--1.8%
ACE Ltd. (United States)                                  850          44,209
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $85,081)                                             100,102
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.3%

iShares S&P 500 Index Fund                                420          54,558
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $51,481)                                              54,558
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $2,231,774)                                        2,376,471(a)

Other assets and liabilities, net--2.2%                                53,515
                                                                 ------------
NET ASSETS--100.0%                                               $  2,429,986
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $193,622 and gross depreciation of $49,388 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,232,237.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

Phoenix Total Value Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                   -----------  -------------

DOMESTIC COMMON STOCKS--95.9%

AEROSPACE & DEFENSE--2.0%
General Dynamics Corp.                                  3,000   $     191,940
Lockheed Martin Corp.                                   1,400         105,182
Northrop Grumman Corp.                                  1,414          96,562
United Technologies Corp.                               3,090         179,127
                                                                -------------
                                                                      572,811
                                                                -------------

AGRICULTURAL PRODUCTS--0.3%
Archer-Daniels-Midland Co.                              2,200          74,030

AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp.                                             1,760         198,774

APPAREL RETAIL--0.2%
Abercrombie & Fitch Co.  Class A                        1,200          69,960

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Franklin Resources, Inc.                                3,300         310,992
Mellon Financial Corp.                                  5,080         180,848
Northern Trust Corp.                                    7,030         369,075
Nuveen Investments, Inc. Class A                        1,000          48,150
                                                                -------------
                                                                      909,065
                                                                -------------

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.(b)                                     2,800          60,340

BIOTECHNOLOGY--0.3%
Gilead Sciences, Inc.(b)                                1,200          74,664

BROADCASTING & CABLE TV--0.1%
CBS Corp. Class B                                       1,500          35,970

BUILDING PRODUCTS--0.3%
USG Corp.(b)                                            1,024          97,239

COAL & CONSUMABLE FUELS--0.3%
Peabody Energy Corp.                                    1,800          90,738

COMMODITY CHEMICALS--0.1%
Celanese Corp. Series A                                   800          16,776

COMMUNICATIONS EQUIPMENT--0.7%
Motorola, Inc.                                          8,230         188,549

COMPUTER & ELECTRONICS RETAIL--0.6%
GameStop Corp. Class A(b)                               3,400         160,276

COMPUTER HARDWARE--3.4%
Hewlett-Packard Co.                                    15,290         503,041


                                                      SHARES        VALUE
                                                   -----------  -------------

COMPUTER HARDWARE--(CONTINUED)
International Business Machines Corp.                   5,780   $     476,677
                                                                -------------
                                                                      979,718
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b)                                            9,150         124,715
Komag, Inc.(b)                                          1,100          52,360
                                                                -------------
                                                                      177,075
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
PACCAR, Inc.                                              500          35,240

CONSTRUCTION MATERIALS--0.6%
Lafarge North America, Inc.                             2,000         168,000

CONSUMER FINANCE--0.4%
Capital One Financial Corp.                             1,600         128,832

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Computer Sciences Corp.(b)                              5,450         302,748

DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                 2,900          75,516

DIVERSIFIED BANKS--2.6%
Comerica, Inc.                                          3,130         181,446
U.S. Bancorp                                            9,600         292,800
Wachovia Corp.                                          5,000         280,250
                                                                -------------
                                                                      754,496
                                                                -------------

DIVERSIFIED CHEMICALS--0.5%
Ashland, Inc.                                           2,100         149,268

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Dun & Bradstreet Corp.(b)                                 850          65,178
PHH Corp.(b)                                            4,209         112,380
                                                                -------------
                                                                      177,558
                                                                -------------

DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B
   (Indonesia)                                            900          53,793
Phelps Dodge Corp.                                      4,712         379,457
                                                                -------------
                                                                      433,250
                                                                -------------

ELECTRIC UTILITIES--1.6%
Allegheny Energy, Inc.(b)                               2,500          84,625
Exelon Corp.                                            3,130         165,577
FirstEnergy Corp.                                       1,700          83,130

Phoenix Total Value Fund

                                                      SHARES        VALUE
                                                   -----------  -------------

ELECTRIC UTILITIES--(CONTINUED)
FPL Group, Inc.                                         2,900   $     116,406
                                                                -------------
                                                                      449,738
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Cooper Industries Ltd. Class A                          2,100         182,490

ELECTRONIC MANUFACTURING SERVICES--0.5%
Jabil Circuit, Inc.(b)                                  3,510         150,439

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Republic Services, Inc.                                 6,550         278,441

FOOTWEAR--0.6%
NIKE, Inc. Class B                                      2,080         177,008

GAS UTILITIES--0.4%
ONEOK, Inc.                                             3,200         103,200

HEALTH CARE DISTRIBUTORS--0.8%
AmerisourceBergen Corp.                                 4,800         231,696

HEALTH CARE EQUIPMENT--1.3%
Becton, Dickinson & Co.                                 2,730         168,113
Thermo Electron Corp.(b)                                5,120         189,901
                                                                -------------
                                                                      358,014
                                                                -------------

HEALTH CARE SERVICES--0.3%
Caremark Rx, Inc.(b)                                    1,050          51,639
Cerner Corp.(b)                                           900          42,705
                                                                -------------
                                                                       94,344
                                                                -------------

HEALTH CARE SUPPLIES--0.5%
Bausch & Lomb, Inc.                                     2,090         133,133

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                                800          39,552

HOMEBUILDING--0.6%
Lennar Corp. Class A                                    3,080         185,970

HOUSEHOLD APPLIANCES--0.8%
Black & Decker Corp. (The)                              2,510         218,094

HOUSEHOLD PRODUCTS--1.2%
Clorox Co. (The)                                        2,880         172,368
Procter & Gamble Co. (The)                              2,930         168,827
                                                                -------------
                                                                      341,195
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
TXU Corp.                                                 980          43,865

INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                                  2,410         182,413


                                                      SHARES        VALUE
                                                   -----------  -------------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
General Electric Co.                                    9,950   $     346,061
                                                                -------------
                                                                      528,474
                                                                -------------

INDUSTRIAL GASES--0.7%
Praxair, Inc.                                           3,410         188,062

INDUSTRIAL MACHINERY--0.7%
Eaton Corp.                                             2,640         192,641

INSURANCE BROKERS--0.7%
AON Corp.                                               5,000         207,550

INTEGRATED OIL & GAS--8.9%
Chevron Corp.                                           4,461         258,604
ConocoPhillips                                         14,250         899,887
Exxon Mobil Corp.                                      13,117         798,301
Marathon Oil Corp.                                      5,041         383,973
Occidental Petroleum Corp.                              1,980         183,447
                                                                -------------
                                                                    2,524,212
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                             21,900         592,176
BellSouth Corp.                                         7,500         259,875
CenturyTel, Inc.                                        1,800          70,416
Talk America Holdings, Inc.(b)                            600           5,118
Verizon Communications, Inc.                            3,300         112,398
                                                                -------------
                                                                    1,039,983
                                                                -------------

INTERNET RETAIL--0.0%
IAC/InterActiveCorp.(b)                                   100           2,947

INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc.(b)                                      5,200          49,660
ValueClick, Inc.(b)                                     2,900          49,068
                                                                -------------
                                                                       98,728
                                                                -------------

INVESTMENT BANKING & BROKERAGE--4.3%
Goldman Sachs Group, Inc. (The)                         1,240         194,630
Lehman Brothers Holdings, Inc.                          1,970         284,724
Merrill Lynch & Co., Inc.                               3,190         251,245
Morgan Stanley                                          1,900         119,358
Schwab (Charles) Corp. (The)                           15,500         266,755
TD Ameritrade Holding Corp.                             4,700          98,089
                                                                -------------
                                                                    1,214,801
                                                                -------------

LEISURE PRODUCTS--0.0%
Mattel, Inc.                                              300           5,439

LIFE & HEALTH INSURANCE--4.4%
Conseco, Inc.(b)                                        5,600         138,992
Lincoln National Corp.                                  3,250         177,418

Phoenix Total Value Fund

                                                      SHARES        VALUE
                                                   -----------  -------------

LIFE & HEALTH INSURANCE--(CONTINUED)
MetLife, Inc.                                          13,482   $     652,124
Principal Financial Group, Inc.                         2,600         126,880
Prudential Financial, Inc.                              2,041         154,728
                                                                -------------
                                                                    1,250,142
                                                                -------------

MANAGED HEALTH CARE--2.2%
Aetna, Inc.                                             3,520         172,973
CIGNA Corp.                                               750          97,965
Health Net, Inc.(b)                                     2,500         127,050
Humana, Inc.(b)                                         1,000          52,650
UnitedHealth Group, Inc.                                3,010         168,138
                                                                -------------
                                                                      618,776
                                                                -------------

MOTORCYCLE MANUFACTURERS--0.6%
Harley-Davidson, Inc.                                   3,390         175,873

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.                                       2,700          45,333

MULTI-LINE INSURANCE--2.1%
Assurant, Inc.                                          3,400         167,450
Genworth Financial, Inc. Class A                        3,550         118,676
Hartford Financial Services Group, Inc. (The)           4,025         324,214
                                                                -------------
                                                                      610,340
                                                                -------------

MULTI-UTILITIES--1.5%
Duke Energy Corp.                                       2,500          72,875
PG&E Corp.                                              5,250         204,225
Sempra Energy                                           1,950          90,597
Xcel Energy, Inc.                                       3,400          61,710
                                                                -------------
                                                                      429,407
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Tidewater, Inc.                                         3,330         183,916

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Burlington Resources, Inc.                              1,500         137,865
Devon Energy Corp.                                      5,256         321,510
Southwestern Energy Co.(b)                              1,400          45,066
                                                                -------------
                                                                      504,441
                                                                -------------

OIL & GAS REFINING, & MARKETING--2.6%
Sunoco, Inc.                                            2,886         223,867
Tesoro Corp.                                            1,700         116,178
Valero Energy Corp.                                     6,524         390,005
                                                                -------------
                                                                      730,050
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.2%
Bank of America Corp.                                  20,306         924,735
Citigroup, Inc.                                         3,700         174,751


                                                      SHARES        VALUE
                                                   -----------  -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
JPMorgan Chase & Co.                                    2,600   $     108,264
                                                                -------------
                                                                    1,207,750
                                                                -------------

PACKAGED FOODS & MEATS--1.8%
Campbell Soup Co.                                       5,800         187,920
Gold Kist, Inc.                                         3,200          40,448
Kellogg Co.                                             4,070         179,243
Pilgrim's Pride Corp.                                   4,600          99,682
                                                                -------------
                                                                      507,293
                                                                -------------

PHARMACEUTICALS--2.7%
Alpharma, Inc. Class A                                    100           2,682
Johnson & Johnson                                       4,560         270,043
King Pharmaceuticals, Inc.(b)                           9,290         160,253
Pfizer, Inc.                                            5,950         148,274
Wyeth                                                   3,750         181,950
                                                                -------------
                                                                      763,202
                                                                -------------

PROPERTY & CASUALTY INSURANCE--4.0%
Allstate Corp. (The)                                    2,860         149,035
Axis Capital Holdings Ltd.                              4,050         121,095
Berkley (W.R.) Corp.                                    2,950         171,277
Chubb Corp. (The)                                       3,950         376,988
Progressive Corp. (The)                                   128          13,345
St. Paul Travelers Cos., Inc. (The)                     7,079         295,831
                                                                -------------
                                                                    1,127,571
                                                                -------------

PUBLISHING & PRINTING--0.1%
Donnelley (R.H.) Corp.                                    700          40,761

RAILROADS--1.0%
Burlington Northern Santa Fe Corp.                      1,500         124,995
CSX Corp.                                               2,865         171,327
                                                                -------------
                                                                      296,322
                                                                -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis Group, Inc. Class A(b)                 1,550         125,085

REGIONAL BANKS--2.7%
AmSouth Bancorp                                         1,200          32,460
Colonial BancGroup, Inc. (The)                          3,200          80,000
KeyCorp                                                 8,800         323,840
PNC Financial Services Group, Inc. (The)                3,800         255,778
Zions Bancorp                                             900          74,457
                                                                -------------
                                                                      766,535
                                                                -------------

RESTAURANTS--2.2%
Brinker International, Inc.                             2,000          84,500
Darden Restaurants, Inc.                               10,750         441,072

Phoenix Total Value Fund

                                                      SHARES        VALUE
                                                   -----------  -------------

RESTAURANTS--(CONTINUED)
Yum! Brands, Inc.                                       2,350   $     114,821
                                                                -------------
                                                                      640,393
                                                                -------------

SEMICONDUCTORS--2.0%
Intel Corp.                                            10,510         203,368
National Semiconductor Corp.                            6,290         175,114
Texas Instruments, Inc.                                 5,640         183,131
                                                                -------------
                                                                      561,613
                                                                -------------

SPECIALIZED CONSUMER SERVICES--0.5%
ServiceMaster Co. (The)                                10,450         137,104

SPECIALIZED FINANCE--0.3%
Moody's Corp.                                           1,100          78,606

SPECIALTY STORES--0.7%
Office Depot, Inc.(b)                                   5,340         198,862

STEEL--2.0%
Nucor Corp.                                             4,043         423,666
Quanex Corp.                                              700          46,641
Reliance Steel & Aluminum Co.                             100           9,392
United States Steel Corp.                               1,300          78,884
                                                                -------------
                                                                      558,583
                                                                -------------

SYSTEMS SOFTWARE--0.6%
Microsoft Corp.                                         6,530         177,681

TECHNOLOGY DISTRIBUTORS--0.3%
Ingram Micro, Inc. Class A(b)                           3,900          78,000

THRIFTS & MORTGAGE FINANCE--0.2%
Radian Group, Inc.                                        300          18,075
Sovereign Bancorp, Inc.                                 1,800          39,438
                                                                -------------
                                                                       57,513
                                                                -------------

TRUCKING--0.1%
YRC Worldwide, Inc.(b)                                    800          30,448

WIRELESS TELECOMMUNICATION SERVICES--1.8%
ALLTEL Corp.                                            2,840         183,890
Sprint Nextel Corp.                                    12,360         319,382
                                                                -------------
                                                                      503,272
                                                                -------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,059,751)                                      27,325,781
-----------------------------------------------------------------------------


                                                      SHARES        VALUE
                                                   -----------  -------------

FOREIGN COMMON STOCKS(c)--1.9%

APPLICATION SOFTWARE--0.7%
Amdocs Ltd. (United States)(b)                          5,320   $     191,840

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United States)                  5,400         162,378

PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (United States)                                3,320         172,673

REINSURANCE--0.0%
Endurance Specialty Holdings Ltd. (United
   States)                                                322          10,481
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $459,618)                                            537,372
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.3%
iShares S&P 500 Index Fund                                600          77,940
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $76,746)                                              77,940
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $25,596,115)                                      27,941,093
-----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   -----------  -------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(d)--1.3%
Goldman Sachs Group Inc, (The) 4.78%, 4/3/06          $   375         374,900
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $374,901)                                            374,900
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $25,971,016)                                      28,315,993(a)

Other assets and liabilities, net--0.6%                               168,474
                                                                -------------
NET ASSETS--100.0%                                              $  28,484,467
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,746,351 and gross depreciation of $416,240 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $25,985,882.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Worldwide Strategies Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--33.4%

UNITED STATES--33.4%
Alaska Air Group, Inc. (Airlines)(b)                   12,300   $     436,035
Alliance Data Systems Corp. (Data Processing &
   Outsourced Services)(b)                             16,000         748,320
Anadarko Petroleum Corp. (Oil & Gas Exploration
   & Production)                                        5,800         585,858
AT&T, Inc. (Integrated Telecommunication
   Services)                                            9,000         243,360
Automatic Data Processing, Inc. (Data
   Processing & Outsourced Services)                   12,300         561,864
Bank of America Corp. (Other Diversified
   Financial Services)                                 30,700       1,398,078
Baxter International, Inc. (Health Care
   Equipment)                                          24,100         935,321
Beckman Coulter, Inc. (Health Care Equipment)          13,000         709,410
Centene Corp. (Managed Health Care)(b)                 28,400         828,428
Church & Dwight Co., Inc. (Household Products)          5,900         217,828
CIGNA Corp. (Managed Health Care)                       5,600         731,472
Cintas Corp. (Diversified Commercial &
   Professional Services)                              10,100         430,462
Cisco Systems, Inc. (Communications
   Equipment)(b)                                       28,800         624,096
Citigroup, Inc. (Other Diversified Financial
   Services)                                            9,700         458,131
Coca-Cola Co. (The) (Soft Drinks)                      14,900         623,863
Colgate-Palmolive Co. (Household Products)              9,500         542,450
CommScope, Inc. (Communications Equipment)(b)          22,800         650,940
Coventry Health Care, Inc. (Managed Health
   Care)(b)                                             7,000         377,860
CVS Corp. (Drug Retail)                                12,600         376,362
Danaher Corp. (Industrial Machinery)                    4,500         285,975
Dean Foods Co. (Packaged Foods & Meats)(b)             10,600         411,598
DPL, Inc. (Electric Utilities)                         16,000         432,000
Emerson Electric Co. (Electrical Components &
   Equipment)                                           4,800         401,424
ENSCO International, Inc. (Oil & Gas Drilling)          7,000         360,150
Exxon Mobil Corp. (Integrated Oil & Gas)               21,600       1,314,576
FedEx Corp. (Air Freight & Logistics)                   5,800         655,052
Fisher Scientific International, Inc. (Health
   Care Equipment)(b)                                  14,600         993,530


                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
General Electric Co. (Industrial Conglomerates)        63,400   $   2,205,052
Harte-Hanks, Inc. (Advertising)                        12,400         339,140
Intel Corp. (Semiconductors)                           12,600         243,810
International Business Machines Corp. (Computer
   Hardware)                                           12,900       1,063,863
Invitrogen Corp. (Biotechnology)(b)                    10,700         750,391
Johnson & Johnson (Pharmaceuticals)                     9,500         562,590
JPMorgan Chase & Co. (Other Diversified
   Financial Services)                                 30,100       1,253,364
Kellogg Co. (Packaged Foods & Meats)                    5,000         220,200
Manpower, Inc. (Human Resources & Employment
   Services)                                           13,600         777,648
McDonald's Corp. (Restaurants)                         15,300         525,708
Mellon Financial Corp. (Asset Management &
   Custody Banks)                                      11,600         412,960
Merrill Lynch & Co., Inc. (Investment Banking &
   Brokerage)                                          11,100         874,236
Microsoft Corp. (Systems Software)                     37,000       1,006,770
Motorola, Inc. (Communications Equipment)              33,100         758,321
NIKE, Inc. Class B (Footwear)                           4,700         399,970
Pfizer, Inc. (Pharmaceuticals)                         21,200         528,304
PG&E Corp. (Multi-Utilities)                           19,800         770,220
Procter & Gamble Co. (The) (Household Products)        22,800       1,313,736
Quest Diagnostics, Inc. (Health Care Services)          4,000         205,200
Spectrum Brands, Inc. (Household Products)(b)(e)       11,600         251,952
Sprint Nextel Corp. (Wireless Telecommunication
   Services)                                           17,079         441,321
Thermo Electron Corp. (Health Care Equipment)(b)       20,500         760,345
Transocean, Inc. (Oil & Gas Drilling)(b)                5,400         433,620
TreeHouse Foods, Inc. (Packaged Foods &
   Meats)(b)                                            2,160          57,348
United Technologies Corp. (Aerospace & Defense)        18,700       1,084,039
Verizon Communications, Inc. (Integrated
   Telecommunication Services)                          9,400         320,164
Wachovia Corp. (Diversified Banks)                     18,800       1,053,740
Walt Disney Co. (The) (Movies & Entertainment)         20,100         560,589
Waste Management, Inc. (Environmental &
   Facilities Services)                                28,300         998,990

Phoenix Worldwide Strategies Fund

                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
WellCare Health Plans, Inc. (Managed Health
   Care)(b)(e)                                         12,200   $     554,368
Wells Fargo & Co. (Diversified Banks)                  19,900       1,271,013
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $32,925,524)                                      38,333,415
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--62.6%

AUSTRALIA--3.0%
AXA Asia Pacific Holdings Ltd. (Life & Health
   Insurance)                                          18,810          78,104
Caltex Australia Ltd. (Oil & Gas Refining,
   Marketing)                                           8,207         112,808
Leighton Holdings Ltd. (Construction &
   Engineering)                                        10,521         133,693
Orica Ltd. (Diversified Chemicals)                     11,390         189,094
Oxiana Ltd (Diversified Metals & Mining)(b)            54,218         104,024
Publishing & Broadcasting Ltd. (Broadcasting &
   Cable TV)                                           27,539         341,073
QBE Insurance Group Ltd. (Property & Casualty
   Insurance)                                           1,543          24,169
Rinker Group Ltd. (Construction Materials)             83,340       1,184,315
Rio Tinto Ltd. (Diversified Metals & Mining)            7,800         440,301
Santos Ltd. (Oil & Gas Exploration & Production)       65,879         536,714
Westfield Group (Real Estate Management &
   Development)                                        20,000         244,838
Woodside Petroleum Ltd. (Oil & Gas Exploration
   & Production)                                        2,468          80,356
                                                                -------------
                                                                    3,469,489
                                                                -------------

BELGIUM--0.8%
Dexia (Diversified Banks)                              16,994         439,482
Fortis (Other Diversified Financial Services)           7,600         271,514
KBC Groep N.V. (Diversified Banks)                      1,655         177,698
Omega Pharma SA (Health Care Distributors)                522          31,978
                                                                -------------
                                                                      920,672
                                                                -------------

CANADA--0.8%
EnCana Corp. (Oil & Gas Exploration &
   Production)                                          6,800         317,801
Methanex Corp. (Commodity Chemicals)                    1,700          34,790
Teck Cominco Ltd. Class B (Gold)                        8,000         514,724
TELUS Corp. (Integrated Telecommunication
   Services)                                              900          34,810
                                                                -------------
                                                                      902,125
                                                                -------------


                                                     SHARES         VALUE
                                                  ------------  -------------

CHINA--1.2%
ASM Pacific Technology Ltd. (Semiconductor
   Equipment)                                          11,500   $      68,622
China Petroleum & Chemical Corp. Class H
   (Integrated Oil & Gas)                             439,000         254,603
PetroChina Co. Ltd. Class H (Integrated Oil &
   Gas)                                               850,000         887,339
Yanzhou Coal Mining Co. Ltd. (Coal & Consumable
   Fuels)                                             202,000         175,728
                                                                -------------
                                                                    1,386,292
                                                                -------------

DENMARK--0.4%
Danske Bank A/S (Diversified Banks)                    10,500         389,628
DSV A/S (Trucking)                                        325          43,278
                                                                -------------
                                                                      432,906
                                                                -------------

FINLAND--0.3%
Metso Corp. (Industrial Machinery)                      3,800         146,671
Sampo OYJ Class A (Multi-line Insurance)                8,900         187,345
                                                                -------------
                                                                      334,016
                                                                -------------

FRANCE--6.8%
Air France -KLM (Airlines)                             14,702         346,179
Alcatel SA (Communications Equipment)(b)               23,600         365,220
Alcatel SA Sponsored ADR (Communications
   Equipment)(b)(e)                                    34,100         525,140
Alstom (Heavy Electrical Equipment)(b)                  4,000         335,442
Assurances Generales de France (Multi-line
   Insurance)                                           2,300         277,612
AXA SA (Multi-line Insurance)                          13,400         470,278
BNP Paribas SA (Diversified Banks)                      4,800         445,866
Bouygues SA (Wireless Telecommunication
   Services)                                            7,300         387,921
Capgemini SA (IT Consulting & Other Services)           6,800         370,499
Carrefour SA (Hypermarkets & Super Centers)             5,300         281,963
Lafarge SA (Construction Materials)                     2,700         305,933
Sanofi-aventis (Pharmaceuticals)                        6,500         618,350
Societe Generale (Diversified Banks)                    5,200         782,035
Suez SA (Multi-Utilities)                              10,000         394,096
Technip SA (Oil & Gas Equipment & Services)             3,270         221,321
Total SA (Integrated Oil & Gas)                         4,372       1,153,426
Vivendi Universal SA (Movies & Entertainment)          15,245         523,575
                                                                -------------
                                                                    7,804,856
                                                                -------------

GERMANY--3.9%
Allianz AG Registered Shares (Multi-line
   Insurance)                                           5,238         874,587
BASF AG (Diversified Chemicals)                         5,647         442,765

Phoenix Worldwide Strategies Fund

                                                     SHARES         VALUE
                                                  ------------  -------------

GERMANY--(CONTINUED)
Bayerische Motoren Werke AG (Automobile
   Manufacturers)                                       3,700   $     203,792
Celesio AG (Health Care Distributors)                   1,621         153,434
Commerzbank AG (Diversified Banks)                      5,234         208,553
Continental AG (Tires & Rubber)                           191          21,028
Deutsche Lufthansa AG Registered Shares
   (Airlines)                                          17,994         322,077
E.ON AG (Electric Utilities)                            5,000         550,486
Fresenius Medical Care AG (Health Care Services)        2,200         262,876
MAN AG (Industrial Machinery)                           2,160         149,910
Metro AG (Hypermarkets & Super Centers)                 8,400         430,699
Mobilcom AG (Wireless Telecommunication
   Services)(b)                                         2,638          63,873
Puma AG Rudolf Dassler Sport (Footwear)                   528         199,931
Salzgitter AG (Steel)                                   4,573         336,666
SAP AG (Application Software)                           1,300         282,015
                                                                -------------
                                                                    4,502,692
                                                                -------------

GREECE--0.4%
Alpha Bank A.E. (Diversified Banks)                    12,100         446,943

HONG KONG--2.5%
Bank of East Asia, Ltd. (Diversified Banks)            27,200          98,330
Cheung Kong Holdings Ltd. (Real Estate
   Management & Development)                           32,000         339,212
China Mobile Ltd. (Wireless Telecommunication
   Services)                                           51,000         267,845
China Netcom Group Corp. (Integrated
   Telecommunication Services)                         25,000          44,141
CNOOC Ltd. (Oil & Gas Exploration & Production)       786,000         607,799
Guangdong Investments Ltd. (Industrial
   Conglomerates)                                     592,000         265,132
Solomon Systech International Ltd.
   (Semiconductors)                                   752,000         363,442
Sun Hung Kai Properties Ltd. (Real Estate
   Management & Development)                           34,000         345,296
Television Broadcasts Ltd. (Broadcasting &
   Cable TV)                                           39,000         221,158
VTech Holdings Ltd. (Communications Equipment)         60,000         271,422
                                                                -------------
                                                                    2,823,777
                                                                -------------

ITALY--1.6%
ENI S.p.A. (Integrated Oil & Gas)                      32,314         919,475
Fondiaria - Sai S.p.A. (Multi-line Insurance)           5,500         219,752


                                                     SHARES         VALUE
                                                  ------------  -------------

ITALY--(CONTINUED)
UniCredito Italiano S.p.A. (Diversified Banks)         91,400   $     660,706
                                                                -------------
                                                                    1,799,933
                                                                -------------

JAPAN--14.3%
Abilit Corp. (Leisure Products)                         4,500          71,533
Advantest Corp. (Semiconductor Equipment)                 800          95,361
AEON Co. Ltd. (Hypermarkets & Super Centers)           36,300         880,514
Aisin Seiko Co. Ltd. (Auto Parts & Equipment)           8,300         322,974
Canon, Inc. (Office Electronics)                       10,200         675,089
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)        1,500          27,209
Daiwa House Industry Co. Ltd. (Homebuilding)            4,000          69,329
Fujikura Ltd. (Electrical Components &
   Equipment)                                          24,000         271,810
Kaneka Corp. (Commodity Chemicals)                     28,000         335,667
Kanto Auto Works Ltd. (Auto Parts & Equipment)          1,700          25,117
Kao Corp. (Household Products)                         13,000         342,396
KDDI Corp. (Wireless Telecommunication Services)          140         748,173
Keyence Corp. (Electronic Equipment
   Manufacturers)                                       1,100         285,981
Makita Corp. (Household Appliances)                     4,100         126,449
Matsui Securities Co., Ltd. (Investment Banking
   & Brokerage)                                        25,000         346,644
Mazda Motor Corp. (Automobile Manufacturers)           45,000         273,364
Millea Holdings, Inc. (Property & Casualty
   Insurance)                                              30         593,883
Mitsui O.S.K. Lines Ltd. (Marine)                      72,000         486,933
Mitsui Sumitomo Insurance Co. Ltd. (Property &
   Casualty Insurance)                                 26,000         353,662
Mizuho Financial Group, Inc. (Diversified Banks)          127       1,039,091
Momiji Holdings, Inc. (Regional Banks)(b)                  17          47,375
Murata Manufacturing Co. Ltd. (Electronic
   Equipment Manufacturers)                             5,300         358,887
Nikko Cordial Corp. (Investment Banking &
   Brokerage)                                          21,000         347,918
Nippon Oil Corp. (Oil & Gas Refining, Marketing)       59,000         462,676
Nippon Yusen Kabushiki Kaisha (Marine)                 22,000         134,392
Nissan Diesel Motor Co. Ltd. (Construction &
   Farm Machinery & Heavy Trucks)                       6,000          34,002
Nissin Kogyo Co. Ltd (Auto Parts & Equipment)          19,200         393,951
Nomura Holdings, Inc. (Investment Banking &
   Brokerage)                                          24,000         535,259
NTT DoCoMo, Inc. (Wireless Telecommunication
   Services)                                              214         316,364

Phoenix Worldwide Strategies Fund

                                                     SHARES         VALUE
                                                  ------------  -------------

JAPAN--(CONTINUED)
OMRON Corp. (Electronic Equipment Manufacturers)       16,100   $     462,345
ORIX Corp. (Consumer Finance)                           3,600       1,120,985
Secom Co. Ltd. (Specialized Consumer Services)          8,500         434,749
Sega Sammy Holdings, Inc. (Leisure Products)            2,100          85,285
Sekisui House Ltd. (Homebuilding)                      36,000         537,094
Sharp Corp. (Consumer Electronics)                     20,000         354,291
Shinsei Bank Ltd. (Regional Banks)                     85,000         595,072
Sumitomo Trust & Banking Co. Ltd. (The)
   (Diversified Banks)                                 79,000         914,172
Suzuki Motor Corp. (Automobile Manufacturers)           4,900         112,613
Tokyo Electron Ltd. (Semiconductor Equipment)           9,000         620,901
Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)       43,100       1,065,599
Yamato Kogyo Co., Ltd. (Steel)                          4,700         100,229
                                                                -------------
                                                                   16,405,338
                                                                -------------

MALAYSIA--0.1%
DiGi.Com Berhad (Integrated Telecommunication
   Services)(b)                                        22,200          50,933
Shell Refining Co. (Oil & Gas Refining,
   Marketing)                                           4,700          13,016
Telekom Malaysia Berhad (Integrated
   Telecommunication Services)                         15,600          39,602
                                                                -------------
                                                                      103,551
                                                                -------------

NETHERLANDS--3.1%
ABN AMRO Holding N.V. (Diversified Banks)               4,615         138,364
Akzo Nobel N.V. (Diversified Chemicals)                 4,296         227,977
ASML Holding N.V. (Semiconductor Equipment)(b)         20,000         408,396
ING Groep N.V. (Other Diversified Financial
   Services)                                           56,977       2,250,964
Unilever N.V. (Packaged Foods & Meats)                     80           5,555
Wolters Kluwer N.V. (Publishing & Printing)            20,300         506,282
                                                                -------------
                                                                    3,537,538
                                                                -------------

NEW ZEALAND--0.0%
Fletcher Building Ltd. (Construction Materials)         7,722          42,308

NORWAY--0.5%
Orkla ASA (Industrial Conglomerates)                      420          20,828
Statoil ASA (Integrated Oil & Gas)                     18,800         542,176
                                                                -------------
                                                                      563,004
                                                                -------------

RUSSIA--0.5%
LUKOIL Sponsored ADR (Integrated Oil & Gas)             3,800         316,160


                                                     SHARES         VALUE
                                                  ------------  -------------

RUSSIA--(CONTINUED)
Mobile TeleSystems OJSC Sponsored ADR (Wireless
   Telecommunication Services)(b)                       6,400   $     211,840
                                                                -------------
                                                                      528,000
                                                                -------------

SINGAPORE--1.0%
Flextronics International Ltd. (Electronic
   Manufacturing Services)(b)                          24,800         256,680
SembCorp Industries Ltd. (Industrial
   Conglomerates)                                     194,000         420,212
Singapore Airlines Ltd. (Airlines)                     17,000         147,291
Starhub Ltd. (Wireless Telecommunication
   Services)                                           98,000         131,609
United Overseas Bank Ltd. (Diversified Banks)          22,000         212,396
                                                                -------------
                                                                    1,168,188
                                                                -------------

SOUTH KOREA--0.1%
Samsung Electronics Co. Ltd. GDR
   (Semiconductors)                                       471         152,694

SPAIN--1.9%
Actividades de Construccion y Servicios SA
   (Construction & Engineering)                         5,699         221,418
Banco Bilbao Vizcaya Argentaria SA (Diversified
   Banks)                                              27,623         576,442
Banco Santander Central Hispano SA (Diversified
   Banks)                                              96,919       1,415,296
                                                                -------------
                                                                    2,213,156
                                                                -------------

SWEDEN--1.2%
Nordea Bank AB (Diversified Banks)                     91,000       1,124,575
Securitas AB Class B (Diversified Commercial &
   Professional Services)                              14,100         271,554
                                                                -------------
                                                                    1,396,129
                                                                -------------

SWITZERLAND--3.3%
Actelion Ltd. (Biotechnology)(b)                          576          57,218
Nestle S.A. Registered Shares (Packaged Foods &
   Meats)                                                 143          42,451
Novartis AG Registered Shares (Pharmaceuticals)        15,200         845,319
Phonak Holding AG Registered Shares (Health
   Care Equipment)                                        657          37,394
Roche Holding AG (Pharmaceuticals)                      4,700         699,781
UBS AG Registered Shares (Diversified Capital
   Markets)                                             3,800         417,413
Zurich Financial Services AG Registered Shares
   (Multi-line Insurance)(b)                            7,427       1,744,731
                                                                -------------
                                                                    3,844,307
                                                                -------------

Phoenix Worldwide Strategies Fund

                                                     SHARES         VALUE
                                                  ------------  -------------

TAIWAN--0.9%
Chunghwa Telecom Co., Ltd. (Integrated
   Telecommunication Services)                         71,000   $     133,869
Taiwan Semiconductor Manufacturing Co. Ltd.
   Sponsored ADR (Semiconductors)                      93,600         941,616
                                                                -------------
                                                                    1,075,485
                                                                -------------

THAILAND--0.4%
Advanced Info Service Public Co. Ltd. NVDR
   (Wireless Telecommunication Services)               86,000         202,418
Bangkok Bank Public Co. NVDR (Regional Banks)          81,200         227,673
                                                                -------------
                                                                      430,091
                                                                -------------

UNITED KINGDOM--11.7%
Antofagasta plc (Diversified Metals & Mining)          21,637         803,347
Ashtead Group plc (Trading Companies &
   Distributors)                                       25,029          96,973
AstraZeneca plc (Pharmaceuticals)                      33,891       1,707,593
Aviva plc (Multi-line Insurance)                       35,500         493,116
BAE Systems plc (Aerospace & Defense)                  41,000         299,716
Barclays plc (Diversified Banks)                       31,600         369,766
British American Tobacco plc (Tobacco)                 60,000       1,453,168
Emap plc (Publishing & Printing)                      103,556       1,585,087
GlaxoSmithKline plc (Pharmaceuticals)                  42,200       1,103,445
HSBC Holdings plc (Diversified Banks)                  45,248         758,627
Legal & General Group plc (Life & Health
   Insurance)                                         193,300         476,894
Marks & Spencer Group plc (Department Stores)          63,098         610,074
Michael Page International plc (Human Resources
   & Employment Services)                              23,656         140,151
NETeller plc (Other Diversified Financial
   Services)(b)                                        15,300         194,716
Next plc (Department Stores)                           11,050         316,773
Rolls-Royce Group plc (Aerospace & Defense)(b)         60,562         481,912
Rolls-Royce Group plc Class B (Aerospace &
   Defense)                                         3,258,236           5,774
Scottish & Newcastle plc (Brewers)                     38,100         344,215
Scottish Power plc (Electric Utilities)                62,788         634,894
Sportingbet plc (Casinos & Gaming)                      9,921          64,638
Standard Chartered plc (Diversified Banks)             31,392         781,023
Vodafone Group plc (Wireless Telecommunication
   Services)                                          369,000         772,530
                                                                -------------
                                                                   13,494,432
                                                                -------------

UNITED STATES--1.8%
AEGON N.V. (Life & Health Insurance)                   25,108         464,625
Amdocs Ltd. (Application Software)(b)                  23,900         861,834


                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
European Aeronautic Defence and Space Co.
   (Aerospace & Defense)                                4,382   $     184,641
Royal Dutch Shell plc Class A (Integrated Oil &
   Gas)                                                19,000         593,533
                                                                -------------
                                                                    2,104,633
                                                                -------------

VENEZUELA--0.1%
Compania Anonima Nacional Telefonos de
   Venezuela ADR (Integrated Telecommunication
   Services)                                            5,200         110,136
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $58,062,574)                                      71,992,691
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.9%
SPDR Trust Series I (Exchange Traded Funds)(e)          7,700         999,691
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $853,708)                                            999,691
-----------------------------------------------------------------------------

WARRANTS--0.0%

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Syngenta Strike $1.79, 5/23/06 (Fertilizers &
   Agricultural Chemicals)(b)                             680             855
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                      855
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.3%

GERMANY--0.3%
Porsche AG pfd (Automobile Manufacturers)                 348         333,164
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $268,398)                                            333,164
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $92,110,204)                                     111,659,816
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.9%

MONEY MARKET MUTUAL FUNDS--2.0%
State Street Navigator Prime Plus Money Market
(4.814% seven day effective yield)(f)               2,309,675       2,309,675

                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

COMMERCIAL PAPER(d)--1.9%
CAFCO LLC 4.83%, 4/3/06                            $    2,210       2,209,407
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,519,082)                                        4,519,082
-----------------------------------------------------------------------------

Phoenix Worldwide Strategies Fund

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $96,629,286)                                     116,178,898(a)

Other assets and liabilities, net--(1.1)%                          (1,314,923)
                                                                -------------
NET ASSETS--100.0%                                              $ 114,863,975
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,331,257 and gross depreciation of $1,103,331 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $96,950,972.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

(e)   All or a portion of security is on loan.

(f) Represents security purchased with cash collateral received for securities on loan.

Phoenix Worldwide Strategies Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising                                                    0.3%
Aerospace & Defense                                            1.8
Air Freight & Logistics                                        0.6
Airlines                                                       1.1
Application Software                                           1.0
Asset Management & Custody Banks                               0.4
Auto Parts & Equipment                                         0.7
Automobile Manufacturers                                       0.8
Biotechnology                                                  0.7
Brewers                                                        0.3
Broadcasting & Cable TV                                        0.5
Casinos & Gaming                                               0.1
Coal & Consumable Fuels                                        0.2
Commodity Chemicals                                            0.3
Communications Equipment                                       2.9
Computer Hardware                                              1.0
Construction & Engineering                                     0.3
Construction & Farm Machinery & Heavy Trucks                   0.0*
Construction Materials                                         1.4
Consumer Electronics                                           0.3
Consumer Finance                                               1.0
Data Processing & Outsourced Services                          1.2
Department Stores                                              0.8
Diversified Banks                                             11.9
Diversified Capital Markets                                    0.4
Diversified Chemicals                                          0.8
Diversified Commercial & Professional Services                 0.6
Diversified Metals & Mining                                    1.2
Drug Retail                                                    0.3
Electric Utilities                                             1.4
Electrical Components & Equipment                              0.6
Electronic Equipment Manufacturers                             1.0
Electronic Manufacturing Services                              0.2
Environmental & Facilities Services                            0.9
Exchange Traded Funds                                          0.9
Fertilizers & Agricultural Chemicals                           0.0*
Footwear                                                       0.5
Gold                                                           0.5
Health Care Distributors                                       0.2
Health Care Equipment                                          3.1
Health Care Services                                           0.4
Heavy Electrical Equipment                                     0.3
Homebuilding                                                   0.5
Household Appliances                                           0.1
Household Products                                             2.4
Human Resources & Employment Services                          0.8
Hypermarkets & Super Centers                                   1.4
IT Consulting & Other Services                                 0.3
Industrial Conglomerates                                       2.6
Industrial Machinery                                           0.5
Integrated Oil & Gas                                           5.4
Integrated Telecommunication Services                          0.9
Investment Banking & Brokerage                                 1.9
Leisure Products                                               0.1
Life & Health Insurance                                        0.9
Managed Health Care                                            2.2
Marine                                                         0.6
Motorcycle Manufacturers                                       1.0
Movies & Entertainment                                         1.0
Multi-Utilities                                                1.0
Multi-line Insurance                                           3.8
Office Electronics                                             0.6
Oil & Gas Drilling                                             0.7
Oil & Gas Equipment & Services                                 0.2
Oil & Gas Exploration & Production                             1.9
Oil & Gas Refining, Marketing                                  0.5
Other Diversified Financial Services                           5.2
Packaged Foods & Meats                                         0.7
Pharmaceuticals                                                5.5
Property & Casualty Insurance                                  0.9
Publishing & Printing                                          1.9
Real Estate Management & Development                           0.8
Regional Banks                                                 0.8
Restaurants                                                    0.5
Semiconductor Equipment                                        1.1
Semiconductors                                                 1.5
Soft Drinks                                                    0.6

Phoenix Worldwide Strategies Fund

Specialized Consumer Services                                  0.4
Steel                                                          0.4
Systems Software                                               0.9
Tires & Rubber                                                 0.0*
Tobacco                                                        1.3
Trading Companies & Distributors                               0.1
Trucking                                                       0.0*
Wireless Telecommunication Services                            3.2
                                                             ------
                                                             100.0%
                                                             ======

*     Amount is less than 0.05%

                        See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

E. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)

Date May 24, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.